Goodwill and intangible assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 17,607
2026	17,607
2027	14,165
2028	8,840
2029	425
Thereafter	568
Intangible assets, net	$ 59,212	$ 78,024